Schedule of Investments Carbon Transition & Infrastructure ETF^ (Unaudited)
May 31, 2022
Number of Shares		Value
Common Stocks 97.9%
Building Products 1.7%
1,683	Johnson Controls Int'l PLC	$91,740
Chemicals 7.4%
687	Linde PLC	223,055
594	Sika AG	164,415
		387,470
Commercial Services & Supplies 2.0%
810	Waste Connections, Inc.	103,359
Construction & Engineering 7.4%
2,403	Arcadis NV	95,244
810	Jacobs Engineering Group, Inc.	113,473
1,499	Quanta Services, Inc.	178,381
		387,098
Construction Materials 2.1%
2,736	CRH PLC	112,858
Electric Utilities 18.1%
891	Acciona SA	171,698
1,415	Constellation Energy Corp.	87,843
1,008	Duke Energy Corp.	113,420
2,385	Exelon Corp.	117,223
11,322	Iberdrola SA	134,127
2,991	NextEra Energy, Inc.	226,389
909	Orsted AS(a)	102,865
		953,565
Electrical Equipment 24.9%
6,039	ABB Ltd.	184,973
11,149	Ballard Power Systems, Inc.*	80,741
1,089	Eaton Corp. PLC	150,935
243	Generac Holdings, Inc.*	60,040
594	Hubbell, Inc.	112,777
6,444	Nordex SE*	76,063
2,737	Plug Power, Inc.*	50,580
990	Schneider Electric SE	137,146
10,115	Siemens Gamesa Renewable Energy SA*	195,027
3,636	Sunrun, Inc.*	94,972
6,469	Vestas Wind Systems A/S	165,285
		1,308,539
Electronic Equipment, Instruments & Components 2.1%
2,115	Itron, Inc.*	109,155
Number of Shares		Value
Independent Power and Renewable Electricity Producers 10.2%
3,231	Atlantica Sustainable Infrastructure PLC	$ 105,492
2,393	NextEra Energy Partners L.P.	171,458
1,413	Ormat Technologies, Inc.	118,636
7,056	Sunnova Energy Int'l, Inc.*	141,120
		536,706
Machinery 1.1%
324	Chart Industries, Inc.*	56,985
Multi-Utilities 8.5%
3,654	CenterPoint Energy, Inc.	117,111
1,314	Dominion Energy, Inc.	110,665
11,007	National Grid PLC	162,417
333	Sempra Energy	54,565
		444,758
Oil, Gas & Consumable Fuels 6.6%
1,197	Cheniere Energy, Inc.	163,714
1,035	DTE Midstream LLC	60,134
3,339	Williams Cos., Inc.	123,743
		347,591
Semiconductors & Semiconductor Equipment 5.8%
3,922	Canadian Solar, Inc.*	125,739
576	Enphase Energy, Inc.*	107,246
1,056	First Solar, Inc.*	74,564
		307,549
Total Common Stocks (Cost $5,509,578)		5,147,373

Short-Term Investments 2.0%
Investment Companies 2.0%
105,638	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.74%(b) (Cost $105,638)	105,638
Total Investments 99.9% (Cost $5,615,216)		5,253,011
Other Assets Less Liabilities 0.1%		4,647
Net Assets 100.0%		$5,257,658

See Notes to Schedule of Investments

Schedule of Investments Carbon Transition & Infrastructure ETF^ (Unaudited)
 (cont’d)
*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2022 amounted to $102,865, which represents 2.0% of net assets of the Fund.
(b)	Represents 7-day effective yield as of May 31, 2022.
See Notes to Schedule of Investments

Schedule of Investments Carbon Transition & Infrastructure ETF^ (Unaudited)
 (cont’d)
POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$3,047,374	58.0%
Spain	606,344	11.5%
United Kingdom	385,472	7.3%
Switzerland	349,388	6.6%
Denmark	268,150	5.1%
Canada	206,480	3.9%
Ireland	112,858	2.2%
Netherlands	95,244	1.8%
Germany	76,063	1.5%
Short-Term Investments and Other Assets—Net	110,285	2.1%
	$5,257,658	100.0%
See Notes to Schedule of Investments

Schedule of Investments Carbon Transition & Infrastructure ETF^ (Unaudited)
 (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$5,147,373	$—	$—	$5,147,373
Short-Term Investments	—	105,638	—	105,638
Total Investments	$5,147,373	$105,638	$—	$5,253,011

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^	A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Disrupters ETF^ (Unaudited)
May 31, 2022
Number of Shares		Value
Common Stocks 95.7%
Automobiles 3.8%
224	Tesla, Inc.*	$169,850
Biotechnology 2.1%
2,814	Arrowhead Pharmaceuticals, Inc.*	93,875
Capital Markets 4.5%
2,980	Tradeweb Markets, Inc. Class A	201,478
Electronic Equipment, Instruments & Components 8.5%
1,549	Keysight Technologies, Inc.*	225,534
461	Zebra Technologies Corp. Class A*	155,906
		381,440
Health Care Equipment & Supplies 23.5%
3,288	Axonics, Inc.*	164,400
816	Danaher Corp.	215,277
425	DexCom, Inc.*	126,625
2,188	Edwards Lifesciences Corp.*	220,660
367	IDEXX Laboratories, Inc.*	143,725
544	Intuitive Surgical, Inc.*	123,836
438	Masimo Corp.*	61,508
		1,056,031
Interactive Media & Services 10.9%
130	Alphabet, Inc. Class C*	296,501
1,301	Match Group, Inc.*	102,493
2,210	ZoomInfo Technologies, Inc.*	89,262
		488,256
Internet & Direct Marketing Retail 1.0%
530	Etsy, Inc.*	42,994
IT Services 2.3%
1,135	DigitalOcean Holdings, Inc.*	55,445
Number of Shares		Value
IT Services – cont'd
367	Snowflake, Inc. Class A*	$ 46,847
		102,292
Pharmaceuticals 2.1%
300	Eli Lilly & Co.	94,032
Road & Rail 2.1%
4,032	Uber Technologies, Inc.*	93,542
Semiconductors & Semiconductor Equipment 21.9%
2,152	Advanced Micro Devices, Inc.*	219,203
1,739	Analog Devices, Inc.	292,848
367	ASML Holding NV	211,498
1,395	NVIDIA Corp.	260,474
		984,023
Software 13.0%
355	Adobe, Inc.*	147,850
473	Intuit, Inc.	196,040
225	Palo Alto Networks, Inc.*	113,125
1,408	Zendesk, Inc.*	128,762
		585,777
Total Common Stocks (Cost $5,194,353)		4,293,590

Short-Term Investments 4.3%
Investment Companies 4.3%
192,754	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.74%(a) (Cost $192,754)	192,754
Total Investments 100.0% (Cost $5,387,107)		4,486,344
Liabilities Less Other Assets (0.0)%(b)		(100)
Net Assets 100.0%		$4,486,244

*	Non-income producing security.
(a)	Represents 7-day effective yield as of May 31, 2022.
(b)	Represents less than 0.05% of net assets of the Fund.
See Notes to Schedule of Investments

Schedule of Investments Disrupters ETF^ (Unaudited) (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$4,293,590	$—	$—	$4,293,590
Short-Term Investments	—	192,754	—	192,754
Total Investments	$4,293,590	$192,754	$—	$4,486,344

#	The Schedule of Investments provides information on the industry or sector categorization.

^	A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Next Generation Connected Consumer ETF^ (Unaudited)
May 31, 2022
Number of Shares		Value
Common Stocks 94.7%
Beverages 3.3%
4,419	Keurig Dr Pepper, Inc.	$153,516
Diversified Consumer Services 3.9%
7,434	Coursera, Inc.*	125,709
9,882	Rover Group, Inc.*	53,560
		179,269
Entertainment 4.2%
2,340	ROBLOX Corp. Class A*	70,060
1,080	Spotify Technology SA*	121,791
		191,851
Food & Staples Retailing 2.1%
747	Walmart, Inc.	96,087
Food Products 2.5%
2,934	Simply Good Foods Co.*	117,243
Hotels, Restaurants & Leisure 22.7%
3,681	Basic-Fit NV*(a)	154,513
144	Chipotle Mexican Grill, Inc.*	201,967
11,025	DraftKings, Inc. Class A*	149,389
1,277	Marriott International, Inc. Class A	219,108
21,357	Membership Collective Group, Inc. Class A*	189,864
1,663	Starbucks Corp.	130,545
		1,045,386
Insurance 2.6%
35,100	ZhongAn Online P&C Insurance Co. Ltd. Class H*(a)	117,393
Interactive Media & Services 5.0%
2,106	Match Group, Inc.*	165,911
4,581	Snap, Inc. Class A*	64,638
		230,549
Internet & Direct Marketing Retail 7.2%
7,353	Ocado Group PLC*	86,243
2,628	Overstock.com, Inc.*	81,442
21,501	RealReal, Inc.*	70,523
10,827	Stitch Fix, Inc. Class A*	91,705
		329,913
IT Services 2.4%
1,735	Wix.com Ltd.*	109,322
Number of Shares		Value
Leisure Products 1.2%
3,960	Peloton Interactive, Inc. Class A*	$55,282
Pharmaceuticals 2.2%
585	Zoetis, Inc.	99,994
Software 1.7%
7,524	Zuora, Inc. Class A*	76,293
Specialty Retail 13.5%
448	Home Depot, Inc.	135,632
7,200	Mister Spex SE*	40,812
3,628	TJX Cos., Inc.	230,632
279	Ulta Beauty, Inc.*	118,045
5,743	Warby Parker, Inc. Class A*	97,516
		622,637
Textiles, Apparel & Luxury Goods 16.4%
2,754	Aritzia, Inc.*	80,387
2,124	Crocs, Inc.*	118,434
738	EssilorLuxottica SA	118,882
13,500	Li Ning Co. Ltd.	105,330
2,907	Moncler SpA	139,500
1,620	NIKE, Inc. Class B	192,537
		755,070
Wireless Telecommunication Services 3.8%
1,314	T-Mobile U.S., Inc.*	175,142
Total Common Stocks (Cost $5,119,368)		4,354,947
Number of Units
Master Limited Partnerships and Limited Partnerships 2.8%
Hotels, Restaurants & Leisure 2.8%
2,601	Cedar Fair LP* (Cost $134,210)	125,186

See Notes to Schedule of Investments

Schedule of Investments Next Generation Connected Consumer ETF^ (Unaudited)
 (cont’d)
Number of Shares		Value

Short-Term Investments 2.5%
Investment Companies 2.5%
116,204	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.74%(b) (Cost $116,204)	$116,204
Total Investments 100.0% (Cost $5,369,782)		4,596,337
Other Assets Less Liabilities 0.0%(c)		1,517
Net Assets 100.0%		$4,597,854

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2022 amounted to $271,906, which represents 5.9% of net assets of the Fund.
(b)	Represents 7-day effective yield as of May 31, 2022.
(c)	Represents less than 0.05% of net assets of the Fund.
See Notes to Schedule of Investments

Schedule of Investments Next Generation Connected Consumer ETF^ (Unaudited)
 (cont’d)
POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$3,337,887	72.6%
United Kingdom	276,107	6.0%
China	222,723	4.8%
Netherlands	154,513	3.4%
Italy	139,500	3.0%
France	118,882	2.6%
Israel	109,322	2.4%
Canada	80,387	1.8%
Germany	40,812	0.9%
Short-Term Investments and Other Assets—Net	117,721	2.5%
	$4,597,854	100.0%
See Notes to Schedule of Investments

Schedule of Investments Next Generation Connected Consumer ETF^ (Unaudited)
 (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Insurance	$—	$117,393	$—	$117,393
Textiles, Apparel & Luxury Goods	649,740	105,330	—	755,070
Other Common Stocks#	3,482,484	—	—	3,482,484
Total Common Stocks	4,132,224	222,723	—	4,354,947
Master Limited Partnerships and Limited Partnerships#	125,186	—	—	125,186
Short-Term Investments	—	116,204	—	116,204
Total Investments	$4,257,410	$338,927	$—	$4,596,337

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^	A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

May 31, 2022
Notes to Schedule of Investments ETF Trust (Unaudited)
In accordance with Accounting Standards 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Carbon Transition & Infrastructure ETF, Neuberger Berman Disrupters ETF and Neuberger Berman Next Generation Connected Consumer ETF (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities and master limited partnerships and limited partnerships, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies with readily determinable fair value are valued using the respective fund's daily calculated net asset value ("NAV") per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman ETF Trust's Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on

Notes to Schedule of Investments ETF Trust (Unaudited) (cont’d)
days the New York Stock Exchange is open for business. The Board has approved the use of ICE Data Services (“ICE”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In December 2020, the Securities and Exchange Commission (“SEC”) adopted Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), which establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act, which is the threshold for determining whether a fund must fair value a security. The rule became effective on March 8, 2021, however, the SEC adopted an eighteen-month transition period beginning from the effective date. Management is currently evaluating the rule.

Other Matters:

Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact certain issuers of the securities held by the Funds and in turn, may impact the financial performance of the Funds.

Russia's Invasion of Ukraine: Russia's invasion of Ukraine, and corresponding events in late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia's actions, various governments, including the United States, have issued broad-ranging economic sanctions against Russia. The current events have had, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of a Fund's investments beyond any direct exposure to Russian or Ukrainian issuers. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted.

Notes to Schedule of Investments ETF Trust (Unaudited) (cont'd)
Legend
Other Abbreviations:
Management	= Neuberger Berman Investment Advisers LLC